Leases (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Summary of information about leases in income statement
The amounts recognised in the income statement are as follows:

All figures in £ millions	Note	2021	2020	2019
Interest on lease liabilities		(27)	(41)	(45)
Expenses relating to short-term leases		—	(1)	(2)
Depreciation of right-of-use assets	10	(49)	(68)	(64)
Impairment of right-of-use assets	10	(119)	(4)	—

Summary of maturities of operating lease payments
Lease liabilities are included within financial liabilities – borrowings in the balance sheet, see note 18. The maturities of the Group’s lease liabilities are as follows:

All figures in £ millions	2021	2020
Less than one year	92	100
One to five years	318	333
More than five years	394	441

Total undiscounted lease liabilities	804	874

Lease liabilities included in the balance sheet	633	683

Analysed as:
Current	68	73
Non-current	565	610

Summary of information about leases in cash flow statement	The amounts recognised in the cash flow statement are as follows:

All figures in £ millions	2021	2020	2019
Total cash outflow for leases as a lessee	115	133	136

Summary of information about leases of lessor in income statement
The amounts recognised in the income statement are as follows:

All figures in £ millions	2021	2020	2019
Interest on lease receivables	6	9	11
Income from subleasing right-of-use assets (within other income)	2	7	17

Summary of information about leases of lessor in cash flow statement	The amounts recognised in the cash flow statement are as follows:

All figures in £ millions	2021	2020	2019
Total cash inflow for leases as a lessor	27	50	37

Summary of detailed information about undiscounted lease payments to be received after the reporting date
The following table sets out the maturity analysis of lease payments receivable for subleases classified as operating leases, showing the undiscounted lease payments to be received after the reporting date, and subleases classified as finance leases showing the undiscounted lease payments to be received after the reporting date and the net investment in the finance lease receivable. During the year the investment in finance lease receivable decreased by £15m (2020: decreased £66m), primarily due to payments received.

All figures in £ millions	Operating leases	Finance leases	2021 Total	2020 Total
Less than one year	1	20	21	24
One to two years	—	18	18	24
Two to three years	1	19	20	18
Three to four years	2	19	21	18
Four to five years	1	19	20	18
More than five years	2	39	41	56

Total undiscounted lease payments receivable	7	134	141	158
Unearned finance income		(19)

Net investment in finance lease receivable		115